Long Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Summary of Loans
	December 31
	2017	2018
Unsecured borrowings
Loans from government	$7,411,912	$7,266,315
Other long-term borrowings	—	4,060,357
Interest payables	2,267,539	2,648,122
	$9,679,451	$13,974,794